Restructuring	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
16.	Restructuring:

In connection with the acquisition of Correvio in November 2013, the Company terminated several employees as part of integrating Correvio’s operations.

In March and July of 2012, the Company reduced its workforce, exited redundant leased facilities and terminated certain contracts. The workforce reduction initiative was completed in 2012, with the related liability substantially paid out in the first quarter of 2013. Idle-use expense and other charges recognized in the year ended December 31, 2012 included lease termination costs. The liability associated with idle-use expense and other charges, which is related to redundant leased facilities, has been fully settled.

The following tables summarize the provisions related to the restructuring for years ended December 31, 2014 and 2013:

	Employee termination benefits	Idle-use expense and other charges	Total
Balance at December 31, 2012	$320	$247	$567
Restructuring expense recognized	1,336	-	1,336
Revisions to prior accruals	(12)	(117)	(129)
Payments made	(926)	(30)	(956)
Non-cash items	-	(86)	(86)
Balance at December 31, 2013	718	14	732
Payments made	(718)	-	(718)
Non-cash items	-	(14)	(14)
Balance at December 31, 2014	$-	$-	$-